Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of Revenues
	For the three months ended June 30,		For the six months ended June 30,
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)
Revenues	6,357	—	42,394	—
Total	6,357	—	42,394	—